Segment information - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 14,158	$ 7,123
Operating Segments | OEM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	9,878	2,477
Operating Segments | IAM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	2,493	3,403
Operating Segments | Corporate
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 1,787	$ 1,243